GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2022
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 9. GOODWILL AND INTANGIBLE ASSETS, NET

Intangibles assets and goodwill net are as follows:

	December 31, 2022	December 31, 2021
In millions of COP
Intangible assets	602,531	485,626
Goodwill(1)	9,836,661	8,143,146
Total	10,439,192	8,628,772
(1)	For December 2021, included the goodwill recognized for the acquisition of Wompi S.A.S (before Vlipco S.A.S). See Note 9.3 Business combination.

9.1. Intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2022 and 2021, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2022

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2022	23,537	997,609	458,980	1,480,126
Acquisitions	-	245,204	-	245,204
Write off	-	(43,991)	-	(43,991)
Transfers from premises and equipment	-	30,068	-	30,068
Foreign currency translation adjustment	4,901	132,368	95,578	232,847
Balance at December 31, 2022	28,438	1,361,258	554,558	1,944,254

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2022	20,174	523,055	451,271	994,500
Write off	-	(41,148)	-	(41,148)
Amortization expense(1)	3,595	170,004	2,392	175,991
Transfers from premises and equipment	-	28,940	-	28,940
Foreign currency translation adjustment	4,668	84,488	94,284	183,440
Balance at December 31, 2022	28,437	765,339	547,947	1,341,723

Intangible assets at December 31, 2022, net	1	595,919	6,611	602,531
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2021

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	20,293	823,318	395,726	1,239,337
Acquisitions	-	144,514	-	144,514
Acquisitions through business combination(1)	-	13,196	-	13,196
Write off	-	(49,805)	-	(49,805)
Foreign currency translation adjustment	3,244	66,386	63,254	132,884
Balance at December 31, 2021	23,537	997,609	458,980	1,480,126
(1)	See Note 9.3 Business Combination.

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2021	14,495	398,521	330,715	743,731
Write off	-	(49,805)	-	(49,805)
Amortization expense(1)	3,165	131,288	63,716	198,169
Foreign currency translation adjustment	2,514	43,051	56,840	102,405
Balance at December 31, 2021	20,174	523,055	451,271	994,500

Intangible assets at December 31, 2021, net	3,363	474,554	7,709	485,626
(1)	See Note 26.3 Impairment, depreciation and amortization.

As of December 31, 2022 and 2021, the assessment made by the Bank indicates there is no evidence of impairment of intangible assets.

As of December 31, 2022 and 2021, the Bank does not have intangible assets with restricted ownership, intangible assets pledged as collateral or contractual agreements for the acquisition of this class of assets.

Research and development costs related to software development

During the period ended at December 31, 2022, 2021 and 2020, the Bank incurred costs that are directly related to software development in the amounts of COP 40,229, COP 11,882 and COP 18,736, respectively. These costs were the result of the analysis design and implementation of the transformation projects, the most representative of which were: Core Nequi Renewal (Colombia), evolution of digital channels (online banking for individuals and companies) and core transformation in Banistmo S.A. collections. The expenses were recorded mainly as fees in the line ‘Other administrative and general expenses’ of the Consolidated Statement of Income.

Intangibles which did not meet the criteria to be recognized as assets

During the period ended December 31, 2022, 2021 and 2020, the Bank recognized in the statement of income the amount of COP 49,079, COP 10,046 and COP 86,168, respectively, related to expenditures which were not recognized as intangible assets. These expenses were not recorded as assets due to the lack of characterists to be reliably identifiable, and those assets do not support critical processes to be recognized as intangible assets.

9.2   Goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2022	December 31, 2021
In millions of COP
Balance at beginning of the year, net	8,143,146	7,011,715
Acquisitions(1)	-	10,660
Effect of change in foreign exchange rate(2)	1,693,515	1,120,771
Balance at end of the year, net	9,836,661	8,143,146
(1)	For 2021, corresponds to the goodwill recognized for the acquisition of Wompi S.A.S. (before Vlipco S.A.S.). See Note 9.3 Business combination
(2)	The conversion rate from US dollars to Colombian pesos at the end of December 31, 2022 is COP 4,810.20 (in pesos) and 2021 is COP 3,981.16 (in pesos). See Note 2.D.3. Foreign subsidiaries

The Bank tests goodwill recognized as a result of business combinations for impairment at least annually using a process that begins with an estimation of the recoverable amount of a group of cash-generation units equal to the operating segment. Recoverable amount is determined by management by reference to market value, if available, by pricing models, or with the assistance of a valuation specialist. Determination of recoverable amount requires management to make assumptions and use estimates to forecast cash flow for periods that are beyond the normal requirements of management reporting; the assessment of the appropriate discount rate; estimation of the recoverable amount of cash-generation units; and the valuation of the separable assets of each business whose goodwill is being reviewed.

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	(1)	Growth rate (2)
Operating segment	Goodwill 2022	Valuation Methodology	Key Assumptions	(real)		(real)
In millions of COP
Banking Panama	7,346,484	Discounted Cash flow	5 years plan	10.90%		5.30%
Banking				20.10%		3.90%
El Salvador	1,356,837	Discounted Cash flow	5 years plan	and 16.10	%(3)
Banking Guatemala	1,122,680	Discounted Cash flow	5 years plan	13.00%		4.90%
			Multiples EV/ Revenue			Does not
Others Segments	10,660	Comparable multiples	and EV/EBITDA	38.08%		apply
(1)	The discount rate is the return that would be expected for an investment that generates cash flows similar to those that are expected to be obtained from the use of the CGU. CAPM methodology was used as a basis to determine this rate.
(2)	This rate is equivalent to the nominal or real growth of the economy in Guatemala, Panama and El Salvador, which is considered an important driver for the growth of the banking industry.
(3)	Corresponds to the discount rate used for the short and long term, respectively.

In 2022 and 2021, the Bank tested the aforementioned goodwill for impairment purposes at the following operating segment levels: Banking Panama, Banking El Salvador and Banking Guatemala. Each operating segment represents a group of cash generating units. Evaluating the goodwill impairment at an operating segment level ensures the alignment with the approach used by the CODM to make decisions about resources to be allocated to the segments and assess its performance. After the valuation, it was determined that there is no impairment loss for any of the cash-generating units mentioned above during 2022 and 2021.

Sensitivity analysis:

In order to assess the impact of changes in certain significant inputs such as the discount rate and the growth rate in the operating segments’ recoverable amount, the Bank undertook a sensitivity analysis of these inputs through alternative scenarios.

The tables below present the estimated recoverable amount of each operating segment obtained as a result of sensitivity analysis for the discount rate and growth rate in basis points (bips):

As of December 31, 2022

Banking Panama

	+50 bips	Discount rate	-50 bips
Growth rate	11.40%	10.90%	10.40%
5.30%	12,851,974	14,049,526	15,483,841

	-50 bips	Growth rate	+50 bips
Discount rate	4.80%	5.30%	5.80%
10.90%	13,351,970	14,049,526	14,883,860

Banking El Salvador

	+100 bips	Discount rate	-100 bips
	21.10%	20.10%	19.10%
Growth rate	17.10%	16.10%	15.10%
3.90%	4,543,466	4,913,975	5,351,507

	-50 bips	Growth rate	+50 bips
Discount rate	3.40%	3.90%	4.40%
20.10% and 16.10%	4,851,416	4,913,975	4,981,886

Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	13.50%	13.00%	12.50%
4.90%	4,854,108	5,225,546	5,647,675

	-50 bips	Growth rate	+50 bips
Discount rate	4.40%	4.90%	5.40%
13.00%	5,070,100	5,225,546	5,401,451

As of December 31, 2021

Banking Panama

	+50 bips	Discount rate	-50 bips
	9.30%	8.80%	8.30%
Growth rate	9.20%	8.70%	8.20%
5.40%	10,929,065	12,664,169	15,019,623

	-50 bips	Growth rate	+50 bips
Discount rate	4.90%	5.40%	5.90%
8.80% and 8.70%	11,550,846	12,664,169	14,175,111

Banking El Salvador

	+100 bips	Discount rate	-100 bips
Growth rate	15.90%	14.90%	13.90%
4.10%	4,611,843	5,041,507	5,559,874

	-50 bips	Growth rate	+50 bips
Discount rate	3.60%	4.10%	4.60%
14.90%	4,948,901	5,041,507	5,143,103

Banking Guatemala

	+50 bips	Discount rate	-50 bips
Growth rate	10.60%	10.10%	9.60%
5.10%	5,514,165	6,156,028	6,942,610

	-50 bips	Growth rate	+50 bips
Discount rate	4.60%	5.10%	5.60%
10.10%	5,807,354	6,156,028	6,582,183

The Bank considers goodwill as an asset with indefinite useful life.

9.3 Business combination

The business combinations effected by the Bank during 2022 and 2021 are described below:

P.A. FAI CALLE 77

On June 4, 2021, Bancolombia S.A. entered into an agreement with CCLA Colombia S.A.S. for the conditional assignment of the fiduciary rights of the Trust named P.A. FAI Calle 77, which owns the Nomad 77 Building located in the city of Bogotá (Colombia), which is the first project built for Multifamily rental housing in Colombia.  Bancolombia S.A. concluded that it has control over the P.A. FAI Calle 77 given that it has exposures, or rights, to variable returns from its involvement in the investee and also has the ability to use its power to affect returns from the rental housing activity, through its participation in executive committees, and has the capacity to direct the activity that most significantly affects returns of all business – namely, approval rights over the disposal of the real estate projects.

The transaction was completed on March 1, 2022, upon Bancolombia S.A. obtaining the registration that qualifies it as a lessor of real estate for urban housing from the “Secretaría de Habitat” of Bogota. This registration was the condition to which the transfer of the fiduciary rights were subject. The Bank also obtained control of the P.A. FAI Calle 77 Trust on March 1, 2022, and has an equity interest of 98.00%. This acquisition reflects the Bank's objective to evolve its value proposition based on the current needs of the market, seeking to provide a differential service in rental housing.

The consideration paid by Bancolombia S.A. was COP 56,968, which consisted of a cash advance of COP 29,025 on June 9, 2021 and settlement of an active financial leasing operation with the sellers for COP 27,943.

The acquisition of the P.A. FAI Calle 77 Trust was accounted for in accordance with the acquisition method of IFRS 3. The purchase price was assigned to the assets and liabilities acquired, based on their estimated fair values at the acquisition date.

The Bank opted to measure the non-controlling interest in the acquiree of 2.00% at fair value, which amounted to COP 1,166 at the date of acquisition.

The estimate of the fair value of the assets acquired and liabilities assumed was based on information available as of March 1, 2022. The Bank believes that this information provides a reasonable basis for determining fair values:

In millions of COP
Purchase Price Allocation
Pruchase price on June 9, 2021	56,968
Non-controlling interest at fair value	1,166
TOTAL	58,134

Fair value of net assets acquired
ASSETS
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investments property	60,849
Other assets	79
Total Assets	62,029

LIABILITIES
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Fair value of net assets acquired	60,567

Gain from a bargain purchase	2,433

The acquisition of P.A. FAI Calle 77 Trust resulted in the recognition of a gain from a bargain purchase of COP 2,433, which was recognized in “Dividends and net income on equity investments” line item of the Consolidated Statement of Income. The amount of the identifiable net assets of the acquiree exceeds the fair value of the consideration transferred, plus the fair value of the non-controlling interest therein, due to the fact that the price was agreed 9 months before the efective transfer of control of the business, reflecting a valuation of the assets.

Acquisition-related cost

In connection with the acquisition, the Bank incurred costs which are recorded in the "Other administrative and general expenses" line item of the consolidated statement of income.

WOMPI S.A.S. (before “Vlipco S.A.S.”)

On November 10, 2021, Bancolombia S.A. entered into a stock purchase agreement, pursuant to which Bancolombia S.A. agreed to purchase an additional 47.37% stake in the capital stock of the Colombian company, Wompi S.A.S. Wompi S.A.S. provides technology services to financial companies and qualifies as a business as defined in IFRS 3.

At the acquisition date, the Bank owned 91,838 shares of Wompi S.A.S. that represented 47.40% of the total capital stock of the company, classified as an investment in joint venture.

The transaction was completed on November 30, 2021, upon receipt of required regulatory approvals from the Superintendencia of Industry and Commerce, and as a result Bancolombia S.A. obtained control of Wompi S.A.S. The consideration paid by Bancolombia S.A. was COP 9,474, in cash.

The acquisition of Wompi S.A.S. in stages was accounted for under the acquisition method, in accordance with IFRS 3. Accordingly, the Bank has remeasured its previously held equity interest in Wompi S.A.S. at its acquisition-date fair value and recognized the resulting gain or loss and equity method adjustment.

The purchase price was preliminarily allocated to the acquired assets and liabilities based on their estimated fair values at the acquisition date, as summarized in the following table. The goodwill of COP 10,660 is calculated as the purchase premium after adjusting for the fair value of net assets acquired, and reflects the value expected from the synergies from combining Wompi’s technology services with the Bank’s financial services, as well as the opportunity to increase its national and international operations in the payments gateway market, that do not qualify for a separate recognition as intangible assets. The goodwill has been allocated to the segment Other Segments.  None of the goodwill is expected to be deductible for income tax purposes.

The Bank has elected to measure the non-controlling interests of 5.23% in the acquiree at fair value, the amount at the acquisition date was COP 1,047.

For this acquisition, the estimated fair value of assets acquired and liabilities assumed are based on the information available at November 30, 2021. The Bank believes that this information provides a reasonable basis for determining fair values.

In millions of COP
Wompi S.A.S Purchase Price Allocation
Pruchase price on November 30, 2021	9,474
Fair value of previously held invesment	9,479
Non-controlling interest at fair value	1,047
TOTAL	20,000

Book value of net assets acquired
ASSETS
Cash and cash equivalents	296
Accounts receivable	241
Taxes receivable	433
Premises and equipment, net	22
Other assets	32
Total Assets	1,024

LIABILITIES
Short-term borrowings	37
Accounts payable	45
Taxes liabilities	78
Employee benefit plans	106
Total Liabilities	266
Net assets at book value	758

Wompi S.A.S intangibles assets recognized at the acquisition date:
Software(1)	13,196
Deferred tax	(4,614)
Fair value of net assets acquired	9,340

Goodwill	10,660
(1)	The fair value of the intangible assets includes a software development that supports the operation of the Wompi S.A.S. payment gateway, with a fair value of COP 13,196.

Acquisition-related cost

In connection with the acquisition of Wompi S.A.S., the Bank incurred costs which are recorded in the ‘Other administrative and general expenses’ line item of the Consolidated Statement of Income. The transaction costs were immaterial.

Previously held interest

Prior to control being obtained, the Bank accounted for its investment in Wompi S.A.S. using the equity method, due to the fact that the Bank had joint control of Wompi S.A.S. and, accordingly, it was classified as a joint venture. The previous shareholding was 47.40%.

Date and nature of investment	Share in equity
Investment recorded as an joint venture(1)	47.40%
November 2021 – acquisition of 47.37%, control obtained	47.37%
Total at December 31, 2021	94.77%
(1)	Investment made since July 2019, the participation percentage was 48.91% at initial recognition.

At the date of obtaining control (the acquisition date), the Bank remeasured the previously held equity interest to fair value and recognized revenue amounting to COP 5,197 in the Consolidated Statement of Income as “Dividends and net income on equity investments” (See Note 25.5. Dividends and net income on equity investments).